SEGMENT INFORMATION (Assets) (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Assets	$ 41,465	$ 36,580
Reportable segments
Disclosure of operating segments [line items]
Assets	16,234	16,527
Reportable segments | Utilities
Disclosure of operating segments [line items]
Assets	4,981	4,864
Reportable segments | Transport
Disclosure of operating segments [line items]
Assets	6,203	6,424
Reportable segments | Energy
Disclosure of operating segments [line items]
Assets	5,211	4,722
Reportable segments | Comm. Infrastructure
Disclosure of operating segments [line items]
Assets	1,804	1,446
Reportable segments | Corporate
Disclosure of operating segments [line items]
Assets	(1,965)	(929)
Contribution from investments in associates
Disclosure of operating segments [line items]
Assets	(2,324)	(2,350)
Attributable to non- controlling interest
Disclosure of operating segments [line items]
Assets	21,064	17,545
Working capital adjustment and other
Disclosure of operating segments [line items]
Assets	$ 6,491	$ 4,858